INVENTORY (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Inventory Disclosure [Abstract]
SCHEDULE OF INVENTORY
	June 30,	December 31,
	2024	2023
	U.S. dollars in thousands

Raw materials	882	955
Work in process	518	425
Finished goods	1,070	1,468
	2,470	2,848

	December 31
	2023	2022
	U.S. dollars in thousands

Raw materials	955	558
Work in process	425	904
Finished goods	1,468	305
Total	2,848	1,767